VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—98.2%
Automobiles—40.0%
ACM Auto Trust
2025-2A, A 144A 5.550%, 6/20/28(1)	$415	$416
2025-3A, A 144A 5.010%, 1/22/30(1)	443	442
American Credit Acceptance Receivables Trust 2025-1, C 144A 5.090%, 8/12/31(1)	1,025	1,030
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	31	31
2024-1A, B 144A 6.870%, 6/17/30(1)	335	341
2025-1A, A2 144A 4.920%, 5/15/29(1)	540	542
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	8	8
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	700	704
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	5	5
2021-N3, D 1.580%, 6/12/28	61	59
2021-P3, B 1.420%, 8/10/27	660	651
2022-N1, C 144A 3.320%, 12/11/28(1)	22	22
2023-N4, C 144A 6.590%, 2/11/30(1)	930	951
2024-N1, B 144A 5.630%, 5/10/30(1)	300	302
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	650	655
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	57	58
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	229	230
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	290
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	272	277
2024-5A, B 4.480%, 4/16/29	64	64
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	80	80
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	104	104
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	184	185
2024-2A, C 144A 6.030%, 2/15/30(1)	590	599
LAD Auto Receivables Trust
2023-4A, C 144A 6.760%, 3/15/29(1)	62	63
2025-1A, D 144A 5.520%, 5/17/32(1)	495	501
	Par Value	Value
Automobiles—continued
Lendbuzz Securitization Trust
2024-2A, A2 144A 5.990%, 5/15/29(1)	$173	$174
2024-3A, B 144A 5.030%, 11/15/30(1)	260	260
2025-1A, A2 144A 5.100%, 10/15/30(1)	434	436
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	154	155
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	54	55
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	70	70
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(1)(2)(3)	700	343
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	39	39
United Auto Credit Securitization Trust
2022-2, D 144A 6.840%, 1/10/28(1)	338	339
2024-1, C 144A 7.060%, 10/10/29(1)	45	45
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	272
Veros Auto Receivables Trust
2024-1, C 144A 7.570%, 12/15/28(1)	235	241
2025-1, B 144A 5.540%, 7/16/29(1)	1,000	1,007
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	430	430
2024-2A, B 144A 5.620%, 3/15/30(1)	780	785
		13,261

Consumer Loans—1.6%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	27	27
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	310	305
Reach ABS Trust
2024-1A, B 144A 6.290%, 2/18/31(1)	174	175
2025-1A, A 144A 4.960%, 8/16/32(1)	24	25
		532

Credit Card—1.8%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	585	586
Other—54.8%
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	910	906
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	743	749
See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Other—continued
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	$440	$430
2020-AA, B 144A 2.790%, 7/17/46(1)	483	462
2024-A, B 144A 5.060%, 4/18/50(1)	225	225
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	61
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	582	586
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	45	44
2023-A, A 144A 5.770%, 11/15/38(1)	28	28
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	92	92
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(1)	748	741
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	77	78
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	187	178
2023-1A, A 144A 5.670%, 12/15/43(1)	38	38
2023-2A, A 144A 6.530%, 6/15/49(1)	276	286
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	245	250
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	16	16
2024-2A, A 144A 5.500%, 3/25/38(1)	38	39
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(1)	611	618
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	284
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	835	833
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(1)	988	965
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(1)	470	474
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	56	56
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	162	161
2023-1A, B 144A 5.420%, 10/20/40(1)	27	28
2024-1A, A 144A 5.320%, 2/20/43(1)	136	137
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	357	320
NMEF Funding LLC
2024-A, A2 144A 5.150%, 12/15/31(1)	260	261
	Par Value	Value

Other—continued
2025-A, B 144A 5.180%, 7/15/32(1)	$235	$237
Oaktree ABF Equipment ST LLC 2026-1A, B 144A 4.910%, 10/17/33(1)	1,000	998
Octane Receivables Trust
2023-3A, B 144A 6.480%, 7/20/29(1)	62	62
2023-3A, C 144A 6.740%, 8/20/29(1)	611	622
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	128	128
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	487	490
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	81	81
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	305	311
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	177	178
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	102	104
SoFi Consumer Loan Program Trust
2025-1, A 144A 4.800%, 2/27/34(1)	39	39
2025-4, B 144A 4.600%, 8/25/35(1)	1,000	997
2026-1, C 144A 4.740%, 12/26/35(1)	1,000	993
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,000	985
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	590	591
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	280	280
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	874	882
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	835	818
		18,142

Total Asset-Backed Securities (Identified Cost $32,906)		32,521

Total Long-Term Investments—98.2% (Identified Cost $32,906)		32,521

TOTAL INVESTMENTS—98.2% (Identified Cost $32,906)		$32,521
Other assets and liabilities, net—1.8%		604
NET ASSETS—100.0%		$33,125

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
plc	Public Limited Company

See Notes to Schedule of Investments

VIRTUS Newfleet ABS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $30,761 or 92.9% of net assets.

(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security in default; no interest payments are being received.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$32,521	$32,178	$343
Total Investments	$32,521	$32,178	$343
There were no securities valued using quoted prices (Level 1) at March 31, 2026.
Securities held by the Fund with an end of period value of $343 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities
Investments in Securities
Balance as of June 30, 2025:	$—	$—
Transfers into Level 3(a)	343	343
Balance as of March 31, 2026	$343	$343
(a) Transfers into and/or from represent the ending value as of March 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET ABS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.